Deconsolidation	6 Months Ended
Sep. 30, 2023
Deconsolidation [Abstract]
DECONSOLIDATION

NOTE 21 — DECONSOLIDATION

(a) LYTUS INC.

The Company has decided to acquire from January 1, 2023 a wholly owned subsidiary in United States, Lytus Technologies Inc. that supports its United States operations. Presently, absent United States operations, the Company has agreed to not to acquire shares of Lytus Technologies Inc., however, it would continue to consolidate balances to the extent it relates to the transactions for or on behalf of the Company.

Loss attributable to the Company on deconsolidation of a Subsidiary:	For the year ended September 30, 2023 ($)
Fair Value Consideration receivable/received	-
Less ; Lytus BVI (Groups) share of net assets at disposal
Lytus Inc. share capital at disposal	1,000
Add : Retained earnings at disposal date	-
Total of Net assets at disposal	1,000
Group Share - 100%	1,000
Less Goodwill at acquisition date	-
Total Loss on deconsolidation date	(1,000)

(b) GHSI

The consolidated financial statements have been prepared based on the books and records maintained by the Group. However, due to non-alignment of the management with respect to the business plan and strategy, due to non-transfer of shares of GHSI (the “Deconsolidated Subsidiary”), the directors of the Company had been unable to obtain control of the business affairs of the Deconsolidated Subsidiary and resolved that the Group no longer had the controlling power to govern the financial and operating policies of the Deconsolidated Subsidiary so as to benefit from their activities, and accordingly the control over the Deconsolidated Subsidiary was deemed to have lost since March 1, 2023.

Loss attributable to the Company on deconsolidation of a Subsidiary:

Calculation of resulting gain or loss in profit or loss attributable to parent in a consolidated accountsof Lytus BVI

Loss attributable to the Company on deconsolidation of a Subsidiary:	For the year ended March 31, 2023 ($)
Fair Value Consideration receivable/received	—
Less; Lytus BVI (Groups) share of net assets at disposal
GHSI share capital at disposal	162,000.00
Add: Retained earnings at disposal date	3,701.00
Total of Net assets at disposal	165,701.00
Group Share – 75%	124,276.00
Less Goodwill at acquisition date	68,500.00
Total Loss on deconsolidation date	(192,776.00)

Due to above reasons, the Board has been unable to access control of the business affairs of the Deconsolidated Subsidiary even though the Board has taken all reasonable steps and has used its best endeavors to resolve the matter. The Board is of the view that the Group does not have the records to prepare accurate and complete financial statements for Deconsolidated Subsidiary for the financial year ended March 31, 2023.

Given these circumstances, the Directors have not consolidated the financial statements of the Deconsolidated Subsidiary in the consolidated financial statements of the Company for the year ended March 31, 2023. As such, the results of the Deconsolidated Subsidiary for the year ended March 31, 2023, and the assets and liabilities of the Deconsolidated Subsidiary as of March 31, 2023, have not been included into the consolidated financial statements of the Group. Considering above the liability of $730,000 payable to the GHSI is no longer required to be settled. Therefore, the Company has reversed this commitment in the consolidated statements of profit & loss account.